Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred Tax Assets, Operating Loss Carryforwards	$ 2,729,176	$ 794,829
Deferred Tax Assets, Valuation Allowance	(2,729,176)	(794,829)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0